Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Long-Term Investments [Line Items]
Long-term investments	$ 16,841,899	$ 15,435,274
Investment in Nekcom [Member]
Schedule of Long-Term Investments [Line Items]
Long-term investments	15,364,229	15,364,229
Investment in MyFirst Tech [Member]
Schedule of Long-Term Investments [Line Items]
Long-term investments	1,406,625
Investment in Cloudshelf Limited [Member]
Schedule of Long-Term Investments [Line Items]
Long-term investments	$ 71,045	$ 71,045